Retail Class | Federated International Small-Mid Company Fund

Average Annual Total Return Table

In addition to Return Before Taxes, Return After Taxes is shown for the Fund's Class A Shares to illustrate the effect of federal taxes on Fund returns. After-tax returns are shown only for Class A Shares, and after-tax returns for Class B Shares and Class C Shares will differ from those shown for Class A Shares. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

(For the Period Ended December 31, 2010)

Average Annual Total Returns Retail Class Federated International Small-Mid Company Fund		1 Year	5 Years	10 Years
Class A		14.75%	3.70%	5.04%
Class A Return After Taxes on Distributions		14.75%	3.31%	4.86%
Class A Return After Taxes on Distributions and Sale of Fund Shares		9.59%	3.21%	4.45%
Class B		14.98%	3.72%	5.00%
Class C		19.45%	4.08%	4.84%
S&P Developed ex-U.S. Small Cap Growth Index (reflects no deduction for fees, expenses or taxes)	[1]	22.04%	4.93%	6.99%
[1]	The S&P Developed ex-U.S. Small Cap Growth Index was formerly known as S&P/Citigroup EMI Growth World ex-U.S. Index. The S&P Developed ex-U.S. Small Cap Growth Index is a subset of the S&P Developed Broad Market Index. The Small Cap Index covers the lowest 15% of all publicly listed equities in the Broad Market Index within a given country with float-adjusted market values of U.S. $100 million or more and annual dollar value traded of at least U.S. $50 million in all included countries. S&P Developed ex-U.S. Small Cap Growth Index represents approximately 3,220 small-cap companies from the developed nations in North America, Europe and Asia Pacific (excluding the United States) that exhibit strong growth characteristics.